9. COMMON STOCK	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 9. COMMON STOCK

Share issuances

In March 2013, the Company completed a private placement with Sandstorm consisting of 17,857,142 common shares issued at a price of C$0.56 per share for gross proceeds of $9,722,897.  Related share issuance costs were $86,636.

In May 2014, the Company issued 250,000 shares at a fair value of $73,618 to acquire certain claims within the boundaries of its Ann Mason Project.

During the year ended December 31, 2015, the Company issued 346,532 common shares for cash proceeds of $41,135 on the exercise of stock options. The fair value recorded when the options were granted of $26,532 has been transferred from additional paid-in capital to common stock on the exercise of the options.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the Toronto Stock Exchange on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85
Granted	1,670,000	0.34
Exercised	(346,532)	0.22
Cancelled	(163,468)	0.25
Expired	(1,472,500)	2.75
Forfeited	(258,500)	0.61
Balance at December 31, 2015	13,208,000	0.60

The number of stock options exercisable at December 31, 2015 was 12,658,000.

At December 31, 2015, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,533,000	1.25	-	January 6, 2017	1,533,000	-
100,000	0.73	-	June 18, 2017	100,000	-
4,480,000	0.56	-	March 15, 2018	4,480,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,245,000	0.30	-	December 19, 2018	2,245,000	-
2,405,000	0.21	192,400	December 22, 2019	2,405,000	192,400
100,000	0.38	-	July 12, 2020	50,000	-
500,000	0.35	-	November 15, 2020	-	-
1,070,000	0.33	-	December 3, 2020	1,070,000	-

13,208,000		$192,400		12,658,000	$192,400

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company's closing stock price of C$0.29 per share as of December 31, 2015, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of December 31, 2015 was 2,405,000. The total intrinsic value of options exercised during the year ended December 31, 2015 was $192,400 (December 31, 2014 - $Nil; December 31, 2013 - $Nil).

Subsequent to December 31, 2015, 25,000 stock options with an exercise price of C$0.30 and 35,000 stock options with an exercise price of C$0.21 were exercised. 200,000 stock options with an exercise price of C$3.47 and 125,000 stock options with an exercise price of C$2.94 expired. 137,500 stock options with an exercise price of C$1.25, 410,000 stock options with an exercise price of C$0.56, 165,000 stock options with an exercise price of C$0.30 and 30,000 stock options with an exercise price of C$0.21 were forfeited.

Stock-based compensation

1,670,000 stock options were granted during the year ended December 31, 2015 with a fair value of $246,156 (December 31, 2014 - $251,390; December 31, 2013 - $1,421,371). Stock-based compensation recognized during the year ended December 31, 2015 was $197,375 (December 31, 2014 - $251,390; December 31, 2013 - $1,422,297) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

General and administration	$175,541	$215,497	$1,127,621
Exploration	21,834	35,893	294,676

	$197,375	$251,390	$1,422,297

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	December 31, 2015	December 31, 2014	December 31, 2013

Risk-free interest rate	0.77%	1.25%	1.30%
Expected life of options (years)	4.6	4.3	4.3
Annualized volatility	75%	65%	75%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$0.15	$0.09	$0.19